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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: September 30, 2003
                                              ---------------------
 Check here if Amendment [ ]; Amendment Number:
                                              ---------------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:    CF FX, L.L.C.
          ---------------------------------------------
 Address: 30 S. Wacker Dr #2707
          ---------------------------------------------
          Chicago, IL 60606
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:      028-06493
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:    John Gordon
          ---------------------------------------------
 Title:   Chief Financial Officer
          ---------------------------------------------
 Phone:   (312) 906-7366
          ---------------------------------------------

 Signature, Place, and Date of Signing:
 /s/ John Gordon          Chicago, IL                   11-14-03
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]


                             Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:      None
                                         -------------------
 Form 13F Information Table Entry Total: 21
                                         -------------------
 Form 13F Information Table Value Total: $100,748
                                         -------------------
                                            (thousands)

 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]

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
------------------------------------------------------------------------------------------------------------------------------------
   Name of Issuer              Title or Class      Cusip       Value   Shares/Prin   Shr/Put/  Investment    Other          Sole
                                                                (000)         Amnt       Call  Discretion  Managers  Voting Auth
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN INTERNATIONAL GROUP         Com          026874107    1,154        20,000       SH       sole        N/A         20,000
American Tower                     CONVERT        029912AJ1    3,333     3,000,000       PRN      sole        N/A      3,000,000
ARCHSTONE COMMUNITIES TR          PREFERRED       039583208   14,889       419,000       SH       sole        N/A        419,000
CHEUNG KONG                          Com                       1,582       200,000       SH       sole        N/A        200,000
Citigroup Global SR               PREFERRED       173073842    6,867       192,250       SH       sole        N/A        192,250
Computer Associates                CONVERT        204912AP4    2,234     1,500,000       PRN      sole        N/A      1,500,000
Continental Airlines               CONVERT        210795PD6    4,099     5,000,000       PRN      sole        N/A      5,000,000
Corning                            CONVERT        219350AK1    1,774     1,500,000       PRN      sole        N/A      1,500,000
EQUITY RESIDENTIAL PROPS          PREFERRED       29476L883   23,425       715,900       SH       sole        N/A        715,900
EQUITY RESIDENTIAL PROPS          PREFERRED       29476L859    7,868       302,600       SH       sole        N/A        302,600
Finmeccanica SpA                     Com           5859951       495       735,770       SH       sole        N/A        735,770
GAP STORES                         CONVERT        364760AJ7    1,883     1,500,000       PRN      sole        N/A      1,500,000
Juniper Networks                   CONVERT        48203RAB0    3,523     3,500,000       PRN      sole        N/A      3,500,000
L3 communications                  CONVERT        502424AD6    1,529     1,500,000       PRN      sole        N/A      1,500,000
Sealed Air Corp                    CONVERT        81211KAG5    2,995     3,000,000       PRN      sole        N/A      3,000,000
SL GREEN REALTY CORP              PREFERRED       78440X200    6,454       175,000       SH       sole        N/A        175,000
STARWOOD HOTELS RESORTS            CONVERT        85590AAB0    4,805     8,500,000       PRN      sole        N/A      8,500,000
SWIRE PACIFIC LTD  'A'               Com                       1,121       190,000       SH       sole        N/A        190,000
Teva Pharmaceuticals               CONVERT        88163VAB5    5,965     4,500,000       PRN      sole        N/A      4,500,000
UAL CORP                             Com          902549500       96        90,000       Put      sole        N/A         90,000
US CELLULAR CORP                   CONVERT        911684AA6    4,659    10,000,000       PRN      sole        N/A     10,000,000